Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	$ 30,003	$ 26,705
Liability Derivatives	[2]	7,489	22,637
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	66	222
Liability Derivatives	[2]	337	1,299
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	23,820	22,327
Liability Derivatives	[2]	7,489	22,637
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	66	222
Liability Derivatives	[2]	337	1,299
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	6,183	4,378
Liability Derivatives	[2]	$ 0	$ 0

[1]	Presented as part of other receivables and long-term other receivables.
[2]	Presented as part of other payables and long-term other payables.